Mutual Funds	Supplement

Nuveen Inflation Linked Bond and Real Estate Securities Select Funds

Nuveen Real Estate Securities Select Fund

SUPPLEMENT NO. 2
dated January 28, 2026 to the Statutory Prospectus dated May 1, 2025

As a correction, all instances of the name “Griffen Bazor” in the Statutory Prospectus are hereby replaced with “Griffin Bazor.”

MGN-TCFILBRESSTAT2-0126P

Mutual Funds	Supplement

Nuveen Funds

SUPPLEMENT NO. 3
dated January 28, 2026 to the Statement of Additional Information (“SAI”) dated August 1, 2025, May 1, 2025 and March 1, 2025

As a correction, all instances of the name “Griffen Bazor” in the SAI are hereby replaced with “Griffin Bazor.”

MGN-TCFSAI3-0126P